CERTIFICATION

           Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Eaton Vance Growth Trust (the "Registrant") (1933 Act File No. 2-22019) certifies (a) that the forms of prospectuses and statements of additional information dated January 1, 1996 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 61 ("Amendment No. 61") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 61 was filed electronically with the Commission (Accession No. 0000950156-95-000883) on December 28, 1995:

                      EV Classic Greater China Growth Fund
                      EV Marathon Greater China Growth Fund
                      EV Traditional Greater China Growth Fund
                      EV Classic Growth Fund
                      EV Marathon Growth Fund
                      EV Traditional Growth Fund
                      EV Marathon Gold & Natural Resources Fund


                      EATON VANCE GROWTH TRUST



                      By:  /s/ A. John Murphy
                           A. John Murphy, Assistant Secretary